TAXES ON INCOME - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of unrecognized tax benefits
Uncertain tax positions, beginning of year	$ 4,228	$ 1,782
Decrease related to previous years' tax positions	(41)	(385)
Increases in tax positions for current year	8,332	2,831
Uncertain tax positions, end of year	12,519	4,228
Uncertain tax positions - penalties accrued	$ 0	$ 0